Note 6 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
	December 31, 2025
	Carrying value	Fair value	Cash and cash equivalents	Other Current Assets
Cash	$57,531	$57,531	$57,531	$-
Level 1:
Money market funds	1	1	1	-
Money market funds (Rabbi Trust)	586	586	-	586
Subtotal	587	587	1	586
Level 2:
Certificates of deposit and time deposits	1,859	2,121	268	1,591
Subtotal	1,859	2,121	268	1,591
Total	$59,977	$60,239	$57,800	$2,177
	December 31, 2024
	Carrying value	Fair value	Cash and cash equivalents	Other Current Assets
Cash	$66,917	$66,917	$66,917	$-
Level 1:
Money market funds	1	1	1	-
Money market funds (Rabbi Trust)	566	566	-	566
Subtotal	567	567	1	566
Level 2:
Certificates of deposit and time deposits	2,938	3,348	1,335	1,602
Subtotal	2,938	3,348	1,335	1,602
Total	$70,422	$70,832	$68,253	$2,168

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Balance Sheet Classification	December 31, 2025	December 31, 2024
Derivative assets:
Foreign currency forward contracts:
Designated as cash flow hedges	Other current assets	$294	$-
Non designated as hedging instruments	Other current assets	1,504	-
Interest rate swap agreements:
Designated as a cash flow hedge	Other assets	905	2,730
Total derivative assets		$2,703	$2,730

Derivative liabilities:
Foreign currency forward contracts:
Designated as cash flow hedges	Other current liabilities	$-	$116
Not designated as hedging instruments	Other current liabilities	-	919
Total derivative liabilities		$-	$1,035

Business Combination, Contingent Consideration [Table Text Block]
		Level 3
	Balance Sheet Classification	December 31, 2025	December 31, 2024
Contingent Liabilities:
Earnout Payment liability - 2025	Other current liabilities	$4,916	$2,041
Earnout Payment liability - 2026	Other long-term liabilities	1,709	1,446
		$6,625	$3,487